Consolidated Statements of Cash Flow - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net loss including non controlling interest	$ (65,798,667)	$ (9,691,963)	$ (14,201,151)	$ (9,806,578)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,232,626	1,293,803	1,624,208	1,370,143
Accretion of interest on convertible note			0	0
Allowance for doubtful accounts	208,264	0	0	263,082
Stock based compensation	30,779,664	0
Deferred income taxes	36,283	(42,729)	(131,378)	(37,090)
Unrealised foreign exchange loss/(profit)	628,435	8,417	9,184	23,170
Fair value losses in financial instruments carried at fair value	22,369,638	1,009,374	1,009,374	3,392,971
Gain on fair valuation of investments	(1,812)	0
Gain on sale of property and equipment	0	(495)	(625)	(173)
Expected credit loss (net of reversal)	208,264	0	0	263,082
Lease equalisation reserve	0	14,676	(9,675)	1,952
Impairment loss			919,517	101,578
Balances written off/(back)	0	209	7,164	38,217
Changes in assets and liabilities, net of assets acquired and liabilities assumed from acquisitions:
Inventories	30,013	(29,079)	(9,352)	(55,989)
Income taxes, net	19,286	109,680	(55,766)	86,898
Accounts receivables, net	2,412,838	(170,992)	(943,470)	(318,885)
Prepayments and other assets	(24,935,177)	(1,290,384)	(529,692)	(1,237,401)
Accounts payable and accrued expenses and other current liabilities	19,656,629	1,730,544	4,193,438	1,998,781
Other liabilities	(1,219,411)	87,564	571,519	113,271
Net cash used in operating activities	(14,581,391)	(6,971,375)	(7,546,704)	(4,066,053)
Cash flows from investing activities
Purchase of property and equipment, intangible assets and goodwill	(423,575)	(326,972)	(842,045)	(1,081,295)
Proceeds from sale of property, plant and equipment	0	1,096	686	782
Acquisition of businesses	(5,749,202)	0	0	(72,088)
Investment in mutual funds	(500,000)	0
Net cash used in investing activities	(6,672,777)	(325,876)	(841,359)	(1,152,601)
Cash flows from financing activities
Proceeds from business combination	32,770	0
Proceeds from issue of preferred stock	6,079,409	0	458,000	0
Proceeds from exercise of preferred share warrants			9,996	544,170
Proceeds from long-term borrowings	2,806,638	4,357,544	4,107,029	71,169
Repayments of long-term borrowings	(1,025,884)	(685,659)	(612,645)	(40,439)
Net proceeds/(payments) from short-term borrowings	10,702,721	4,573,698	4,398,343	277,036
Net cash generated from financing activities	18,595,654	8,245,583	8,360,723	851,936
Effect of exchange rate changes on cash and cash equivalents	108,532	(109,747)	72,752	(2,808)
Net (decrease)/increase in cash and cash equivalents (including restricted cash)	(2,549,982)	838,585	45,412	(4,369,526)
Cash acquired in business combination	11,252,546	0	0	703,097
Cash and cash equivalents at the beginning of the period (including restricted cash)	1,131,830	1,086,418	1,086,418	4,752,847
Cash and cash equivalents at the end of the period (including restricted cash)	9,834,394	1,925,003	1,131,830	1,086,418
Reconciliation of cash and cash equivalents
Cash and cash equivalents	9,406,697	1,283,615	589,340	913,636
Restricted cash	427,697	641,388	542,490	172,782
Total cash and cash equivalents	9,834,394	1,925,003	1,131,830	1,086,418
Supplemental disclosure of cash flow information
Cash paid for interest, net of amounts capitalized	174,934	281,944	457,177	16,824
Cash paid for income taxes, net of refunds	0	22,115	$ 141,228	$ 65,831
Non-cash investing and financing activities
Exercise of warrant for issuance of convertible preferred stock			103,159	10,804,399
Convertible preferred stock issued on conversion of convertible notes	0	6,441,014	$ 24,006,892	$ 117,012
Consideration payable in connection with acquisitions	1,850,384	602,093	243,036	1,032,633
Interest accrued on borrowings	$ 451,805	$ 0	$ 257,188	$ 0